Intangible Assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

14.	Intangible Assets
Intangible assets consist of licenses of intellectual property acquired by the Group through various agreements with third parties and are recorded at the value of the consideration transferred. Information regarding the cost and activities of intangible assets is as follows:

Cost	Licenses $
Balance as of January 1, 2024	906
Write-off	(80)
Deconsolidation of subsidiary	(225)
Balance as of December 31, 2024	601
Balance as of December 31, 2025	601
All the intangible asset licenses represent in-process-research-and-development assets that are currently still being developed and not ready for their intended use. As such, these assets are not amortized but tested for impairment annually.
During the year ended December 31, 2024, the Group wrote off one of its research intangible assets for which research was ceased in the amount of $80.
During the year ended December 31, 2024, Seaport Therapeutics, Inc. was deconsolidated and as such, $225 in net intangible assets were derecognized.
The Group tested all intangible assets for impairment as of the balance sheet date and concluded that none of such assets were impaired.